General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General [Abstract]
Entity Incorporation, Date of Incorporation	Jul. 21, 2003
Cash and cash equivalents	$ 1,964	$ 4,870	$ 14,075
Operating loss	(8,638)	(9,706)	(11,061)
Negative cash flows from operating activities	$ (6,335)	$ (9,382)	$ (7,265)